Warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Warrants [Abstract]
Schedule of Private Warrants	The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.
As of September 30, 2023
Fair value of the underlying asset as of the Valuation Date	0.8
Strike price	11.5
Life to expiration (Years.)	4.5
Volatility	67.0%
Number of steps	100
Redemption price (per share)	0.1
The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.
As of March 31, 2023
Fair value of the underlying asset as of the Valuation Date	1.6
Strike price	11.5
Life to expiration (Years.)	4.9
Volatility	62.9%
Number of steps	100
Redemption price (per share)	0.1

Schedule of Warrant Liabilities	The table below reflects the movement of warrant liabilities for the six months ended September 30, 2023:
	April 1, 2023	Additions	Change in fair value	Foreign currency translation	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	8,792,389	—	(6,851,308)	244,041	2,185,122	$304,343
Total	8,792,389	—	(6,851,308)	244,041	2,185,122	$304,343
The table below reflects the movement of warrant liabilities for the year ended March 31, 2023:
	April 1, 2022	Additions	Change in fair value	Foreign currency translation	March 31, 2023	March 31, 2023
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	—	8,814,592	(21,358)	(845)	8,792,389	$1,279,507
Total	—	8,814,592	(21,358)	(845)	8,792,389	$1,279,507